Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Other than two office leases both with a lease term of 3 years that the Company entered into in April 2023 (the “2023 Office Lease”) and in February 2025 (the “2025 Office Lease”) as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of September 30, 2025.

Operating lease

The 2023 Office Lease has a remaining lease term of the operating lease of 0.6 year and discount rate used for the operating lease is 10.34%.

The 2025 Office Lease has a remaining lease term of the operating lease of 2.4 years and discount rate used for the operating lease is 7.7%.

During the three months ended September 30, 2025 and 2024, the operating lease expense recognized was $31,102 and $32,113, respectively.

During the six months ended September 30, 2025 and 2024, the operating lease expense recognized was $62,204 and $64,226, respectively.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its business, financial position, cash flows or results of operations taken as a whole. As of September 30, 2025, the Company is not a party to any material legal or administrative proceedings.

7. Commitments and Contingencies

Other than two office leases both with a lease term of 3 years that the Company entered into in April 2023 (the “2023 Office Lease”) and in February 2025 (the “2025 Office Lease”) as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of March 31, 2025.

Operating lease

The 2023 Office Lease has a remaining lease term of the operating lease of 1.1 years and discount rate used for the operating lease is 10.34%.

The 2025 Office Lease has a remaining lease term of the operating lease of 2.9 years and discount rate used for the operating lease is 7.7%.

During the years ended March 31, 2025 and 2024, the operating lease expense recognized was $127,946 and $121,980 respectively.

	2023 Office Lease	2025 Office Lease	Total
2026	88,744	38,128	126,872
2027	6,441	38,128	44,569
2028	—	31,773	31,773
Total future minimum lease payments	$95,185	$108,029	$203,214
Less: imputed interest	(5,457)	(11,249)	(16,706)
Total operating lease liability	$89,728	$96,780	$186,508
Less: operating lease liability – current	83,342	31,783	115,125
Total operating lease liability – non current	$6,386	$64,997	$71,383

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our business, financial position, cash flows or results of operations taken as a whole. As of March 31, 2025, the Company is not a party to any material legal or administrative proceedings.